Deposits	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Deposits

NOTE 11	Deposits
The composition of deposits at December 31 was as follows:

(Dollars in Millions)	2024	2023
Noninterest-bearing deposits	$84,158	$89,989
Interest-bearing deposits
Interest checking	127,188	127,453
Money market savings	206,805	199,378
Savings accounts	45,389	43,219
Time deposits	54,769	52,273
Total interest-bearing deposits	434,151	422,323
Total deposits	$518,309	$512,312
The maturities of time deposits outstanding at December 31, 2024 were as follows:

(Dollars in Millions)
2025	$51,876
2026	2,045
2027	310
2028	149
2029	387
Thereafter	2
Total	$54,769